Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Contact Personnel [Line Items]
Document Type	20-F
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Entity File Number	1-15132
Entity Registrant Name	SOUTHEAST AIRPORT GROUP
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Bosque de Alisos No. 47A – 4th Floor
Entity Address, Address Line Two	Bosques de las Lomas
Entity Address, City or Town	Ciudad de México
Entity Address, Country	MX
Entity Address, Postal Zip Code	05120
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Central Index Key	0001123452
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers, S. C.
Auditor Firm ID	1128
Auditor Location	Mexico City, Mexico
Business Contact
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Bosque de Alisos No. 47A – 4th Floor
Entity Address, Address Line Two	Bosques de las Lomas
Entity Address, City or Town	Ciudad de México
Entity Address, Country	MX
Contact Personnel Name	Adolfo Castro Rivas
Entity Address, Postal Zip Code	05120
City Area Code	52
Local Phone Number	55 5284 0408
Contact Personnel Email Address	acastro@asur.com.mx
IFRS Series B
Entity Contact Personnel [Line Items]
Title of 12(b) Security	Series B Shares, without par value, or shares
Trading Symbol	ASR
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	277,050,000
Series BB
Entity Contact Personnel [Line Items]
Entity Common Stock, Shares Outstanding	22,950,000
American Depositary Share
Entity Contact Personnel [Line Items]
Title of 12(b) Security	American Depositary Shares, as evidenced by American Depositary Receipts, or ADSs, each representing ten Series B shares
Trading Symbol	ASR
Security Exchange Name	NYSE